Digital Currencies (Details) - Schedule of additional information about digital currencies - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Additional Information About Digital Currencies Abstract
Beginning balance	$ 1,539	$ 1,539
Ending balance		1,539
Utilization of digital currencies to settle service fee	(6,457)
Gain on use of digital currencies	$ 4,918